CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income
Revenue	$ 1,402,237	$ 1,344,195	$ 1,468,662
Net restructuring charges	2,356	4,558	14,867
Other cost of goods sold	486,063	500,224	551,646
Total cost of goods sold	488,419	504,782	566,513
Gross Profit	913,818	839,413	902,149
Selling, general and administrative expense	624,303	616,496	670,991
Net restructuring charges	7,971	7,428	13,400
Asset impairment charges	0	24,900	9,942
Net gain on sale of facility	0	0	(1,418)
Operating Income	281,544	190,589	209,234
Gain on early debt extinguishment	0	9,834	0
Interest expense	(44,165)	(46,280)	(50,421)
Other (expense) income	(1,430)	878	1,363
Income Before Income Taxes	235,949	155,021	160,176
Income tax provision	82,554	55,656	54,304
Income From Continuing Operations	153,395	99,365	105,872
Net Loss From Discontinued Operations	(771)	0	(4,238)
Net Income	$ 152,624	$ 99,365	$ 101,634
Basic Earnings (Loss) Per Share:
Income from continuing operations (in dollars per share)	$ 2.98	$ 1.94	$ 2.06
Net loss from discontinued operations (in dollars per share)	$ (0.02)	$ 0	$ (0.08)
Basic earnings per share (in dollars per share)	$ 2.97	$ 1.94	$ 1.97
Diluted Earnings (Loss) Per Share:
Income from continuing operations (in dollars per share)	$ 2.97	$ 1.94	$ 2.05
Net loss from discontinued operations (in dollars per share)	$ (0.01)	$ 0	$ (0.08)
Diluted earnings per share (in dollars per share)	$ 2.96	$ 1.94	$ 1.97
Cash Dividends Per Share (in dollars per share)	$ 1.00	$ 1.00	$ 1.00